Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.          Significant Accounting Policies:
A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2021, filed with the SEC on March 31, 2022. There have been no material changes to these policies in the six-month period ended June 30, 2022.

Recent Accounting Pronouncements Adopted

On January 1, 2022, the Company adopted ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share (“EPS”) calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The Company adopted ASU 2020-06 using the modified retrospective approach, and recorded a cumulative-effect adjustment resulting to a reduction of $10,216 to the beginning balance of accumulated deficit, $21,165 of Additional paid-in capital and  an increase of the Convertible notes of $10,949 ( Note 7), respectively.

On January 1, 2022, the Company adopted ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. The ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform are in the scope of ASC 848. As such, entities may apply certain optional expedients in ASC 848 to derivative instruments that do not reference LIBOR or another rate expected to be discontinued as a result of reference rate reform if there is a change to the interest rate used for discounting, margining or contract price alignment. In addition, the ASU clarifies other aspects of the guidance in ASC 848 and provides new guidance on how to address the effects of the cash compensation adjustment that is provided as part of the above change on certain aspects of hedge accounting. The adoption of ASU No. 2021-01 did not have a material effect in the Company’s consolidated financial statements and disclosure as none of the Company’s floating rate credit facilities are based on the U.S. dollar LIBOR rates that were discontinued as of January 1, 2022.

On January 1, 2022, the Company adopted ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The adoption of ASU No. 2021-04 did not have a material effect in the Company’s consolidated financial statements and disclosures.

On January 1, 2022, the Company adopted ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. The adoption of ASU No. 2021-05 did not have a material effect in the Company’s consolidated financial statements and disclosures.

Recent Accounting Pronouncements – Not Yet Adopted

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim financial statements for the six months ended June 30, 2022.